Land use right, net	12 Months Ended
Sep. 30, 2024
Land use right, net
Land use right, net

Note 9 – Land use right, net

Land use right, net, consisted of the following:

	September 30,	September 30,
	2024	2023

Land use right	$6,598,974	$6,887,433
Less: accumulated amortization	(393,665)	(233,767)
Land use right, net	$6,205,309	$6,653,666

Amortization expense was $211,283, $198,499, and $11,493 for the fiscal years ended September 30, 2024, 2023, and 2022, respectively.

Estimated future amortization expense is as follows:

Amortization
expense
Fiscal 2025	$205,390
Fiscal 2026	205,390
Fiscal 2027	205,390
Fiscal 2028	205,390
Fiscal 2029	205,390
Thereafter	5,178,358
Total	$6,205,309